FAIR VALUE (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
FAIR VALUE [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$22,523	$-	$22,523	$-
U.S. Government agencies and sponsored entitites	26,000	-	26,000	-
Mortgage backed securities: residential	29,637	-	29,637	-
Collateralized mortgage obligations	3,611	-	3,611	-
SBA loan pools	4,291	-	4,291	-
Total securities	$86,062	$-	$86,062	$-

		Fair Value Measurements at
		September 30, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$22,935	$-	$22,935	$-
U.S. Government agencies and sponsored entitites	26,112	-	26,112	-
Mortgage backed securities: residential	30,797	-	30,797	-
Collateralized mortgage obligations	3,894	-	3,894	-
SBA loan pools	4,192	-	4,192	-
Total securities	$87,930	$-	$87,930	$-

		Fair Value Measurements at
		September 30, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$26,188	$-	$26,188	$-
U.S. Government agencies and sponsored entitites	22,257	-	22,257	-
Mortgage backed securities: residential	46,011	-	46,011	-
Total securities	$94,456	$-	$94,456	$-

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at
	September 30, 2014 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$17,756	$-	$17,756	$-
U.S. Government agencies and sponsored entities	17,757	-	17,757	-
Mortgage backed securities: residential	27,736	-	27,736	-
Collateralized mortgage obligations	4,843	-	4,843	-
Total securities	$68,092	$-	$68,092	$-

	Fair Value Measurements at
	December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Financial Assets
Securities:
States and political subdivisions	$22,523	$-	$22,523	$-
U.S. Government agencies and sponsored entities	26,000	-	26,000	-
Mortgage backed securities: residential	29,637	-	29,637	-
Collateralized mortgage obligations	3,611	-	3,611	-
SBA loan pools	4,291	-	4,291	-
Total securities	$86,062	$-	$86,062	$-

Schedule of Assets Measured at Fair Value on a Non-recurring Basis

		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$6	$-	$-	$6
Commercial, net	290	-	-	290

		Fair Value Measurements at
		September 30, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$6	$-	$-	$6
Commercial, net	290	-	-	290

Fair Value Measurements at
September 30, 2012 Using:
Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$268	$-	$-	$268

Assets measured at fair value on a non-recurring basis are summarized below:

		Fair Value Measurements at
		September 30, 2014 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$77	$-	$-	$77
Commercial real estate, net	115	-	-	115

		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Other real estate owned
One to four family, net	$6	$-	$-	$6
Commercial real estate, net	290	-	-	290

Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments

		Fair Value Measurements
	Carrying
	Value	Level 1	Level 2	Level 3	Total
December 31, 2013
Financial assets
Cash and cash equivalents	$6,684	$6,684	$-	$-	$6,684
Securities	86,062	-	86,062	-	86,062
Federal Home Loan Bank stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	307	-	314	-	314
Loans, net	177,088	-	-	188,666	188,666
Accrued interest receivable	1,126	-	471	655	1,126

Financial liabilities
Deposits	$209,440	$87,733	$122,596	$-	$210,329
Federal Home Loan Bank advances	19,958	-	20,044	-	20,044
Accrued interest payable	33	-	33	-	33

		Fair Value Measurements
	Carrying
	Value	Level 1	Level 2	Level 3	Total
September 30, 2013
Financial assets
Cash and cash equivalents	$8,192	$8,192	$-	$-	$8,192
Securities	87,930	-	87,930	-	87,930
Federal Home Loan Bank stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	482	-	492	-	492
Loans, net	175,476	-	-	186,193	186,193
Accrued interest receivable	1,134	-	494	640	1,134

Financial liabilities
Deposits	$217,340	$93,128	$125,209	$-	$218,337
Federal Home Loan Bank advances	13,230	-	13,706	-	13,706
Accrued interest payable	278	-	278	-	278

		Fair Value Measurements
	Carrying
	Value	Level 1	Level 2	Level 3	Total
September 30, 2012
Financial assets
Cash and cash equivalents	$23,430	$23,430	$-	$-	$23,430
Securities	94,456	-	94,456	-	94,456
Federal Home Loan Bank stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	719	-	739	-	739
Loans, net	179,998	-	-	202,153	202,153
Accrued interest receivable	1,255	-	509	746	1,255

Financial liabilities
Deposits	$236,472	$96,176	$141,826	$-	$238,002
Federal Home Loan Bank advances	17,672	-	18,764	-	18,764
Accrued interest payable	376	-	376	-	376

The carrying amounts and estimated fair values of financial instruments at September 30, 2014 and December 31, 2013 are as follows (in thousands):

		Fair Value Measurements
	Carrying
September 30, 2014	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$17,289	$17,289	$-	$-	$17,289
Securities	68,216	-	68,216	-	68,216
Restricted stock	2,921	N/A	N/A	N/A	N/A
Loans held for sale	562	-	573	-	573
Loans, net	298,253	-	-	308,692	308,692
Accrued interest receivable	1,448	-	387	1,061	1,448

Financial liabilities
Deposits	$318,190	$152,347	$166,639	$-	$318,986
Federal Home Loan Bank advances	20,598	11,000	9,639	-	20,639
Subordinated debenture	2,681	-	2,681	-	2,681
Accrued interest payable	224	-	224	-	224

		Fair Value Measurements
	Carrying
December 31, 2013	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$6,684	$6,684	$-	$-	$6,684
Securities	86,062	-	86,062	-	86,062
Restricted stock	1,953	N/A	N/A	N/A	N/A
Loans held for sale	307	-	314	-	314
Loans, net	177,088	-	-	188,666	188,666
Accrued interest receivable	1,126	-	471	655	1,126

Financial liabilities
Deposits	$209,440	$87,733	$122,596	$-	$210,329
Federal Home Loan Bank advances	19,958	-	20,044	-	20,044
Accrued interest payable	33	-	33	-	33